Borrowings Reynolds Notes (Details) - USD ($) $ in Millions	Dec. 15, 2017	Feb. 15, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reynolds Notes, Senior Secured Notes Floating Rate [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument, issuance price, percentage					99.00%
Reynolds Notes, Senior Secured Notes 5.125% [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument, issuance price, percentage					103.50%
Reynolds Notes, Senior Notes 8.250% [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument, redemption price, percentage of principal amount redeemed		102.75%
Debt instrument, redemption amount		$ 345
Reynolds Notes, Senior Secured Notes 5.750% [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument, redemption price, percentage of principal amount redeemed	101.438%
Debt instrument, redemption amount	$ 100
Reynolds Senior Secured Notes [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument, redemption amount				$ 1,568
Reynolds Senior Notes [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument, redemption amount				$ 3,214
LIBOR [member] | Floating interest rate [member] | Reynolds Notes, Senior Secured Notes Floating Rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis			3.50%